RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES
RELATED PARTIES

22. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2011 and 2010, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2011	2010
Accounts receivable:
Sitronics, a subsidiary of Sistema	$2,736	$1,320
Intellect Telecom, a subsidiary of Sistema	359	117
Other related parties	1,393	1,236

Total accounts receivable, related parties	$4,488	$2,673

Accounts payable:
Sitronics, a subsidiary of Sistema	$42,715	$37,007
Maxima, a subsidiary of Sistema	11,986	8,965
Other related parties	2,281	7,012

Total accounts payable, related parties	$56,982	$52,984

Operating transactions

        For the years ended December 31, 2011, 2010 and 2009, operating transactions with related parties are as follows:

	2011	2010	2009
Revenues from related parties:
MTS Belarus (roaming services)	$6,520	$2,589	$—
Sitronics and subsidiaries (fixed line services)	$4,218	$3,577	$3,656
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$—	$33,869	$43,174
Sky Link and subsidiaries (interconnection and other)	—	7,395	9,857
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	—	11,465
Other related parties	2,743	4,827	3,997

Total revenues from related parties	$13,481	$52,257	$72,149

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$81,905	$76,158	$102,005
Sitronics, a subsidiary of Sistema (IT consulting)	48,023	56,610	52,211
MTS Belarus, an associated company of the Group	10,516	5,539	—
AB Safety, an affiliate of Sistema (security services)	10,075	9,267	5,576
Mediaplanning, a subsidiary of Sistema (advertising)	1,005	59,171	23,782
Svyazinvest and subsidiaries (interconnection and other)	—	29,210	28,997
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 14))	—	11,262	—
City Hals (rent, repair, maintenance and cleaning services)	—	9,542	9,988
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	—	18,115
Other related parties	10,792	15,584	15,705

Total operating expenses incurred on transactions with related parties	$162,316	$272,343	$256,379

        In December 2011 the Group acquired 100% of Sistema-Invenchur (see Note 3).

        During the year ended December 31, 2010 Sky Link, Sistema-Hals, City Hals, a subsidiary of Sistema-Hals, and Svyazinvest ceased to be related to the Group. Transactions with these companies and their subsidiaries which took place prior to the dates when they became unrelated are disclosed as transactions with related parties.

Investing and financing transactions

        During the years ended December 31, 2011 and 2010 the Group made certain investments in and loans to related parties. Respective balances are summarized as follows:

	December 31,
	2011	2010
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 15)
Sistema	$19,209	$24,455
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	92,700	91,503

Total other investments to related parties	$111,909	$115,958

Investments in shares (Note 15)
MBRD, a subsidiary of Sistema	4,930	5,208
Sistema Mass Media, a subsidiary of Sistema	3,622	3,827
Other	946	728

Total investments in shares of related parties	$9,498	$9,763

        Moscow Bank of Reconstruction and Development ("MBRD")—The Group maintains certain bank accounts with MBRD, a subsidiary of Sistema, and had a number of loan and deposit agreements prior to the year ended December 31, 2011. As of December 31, 2011 and 2010, the Group's cash position at MBRD amounted to $311.5 million and $378.7 million in current accounts, respectively. Interest accrued on the deposits and cash on current accounts for the years ended December 31, 2011, 2010 and 2009, amounted to $14.9 million, $19.7 million and $25.1 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations.

        Sistema—In November 2009, the Group accepted a promissory note from Sistema as repayment of a loan principle and interest accrued to date under the agreement with Sistema-Hals (Note 15). The note is interest free and is repayable in 2017. As of December 31, 2011 and 2010 the amount receivable of $19.2 and $20.3 million was included in other investments in the accompanying consolidated statement of financial position.

        In June 2010, the Group accepted a promissory note from Sistema in exchange for promissory note of Sky Link. The note was interest free and was repaid upon demand in the year ended December 31, 2011. As of December 31, 2011 and 2010 the amount receivable of $nil and $4.2 million was included in other investments in the accompanying consolidated statement of financial position.

        Investments in ordinary shares—As of December 31, 2011 and 2010 the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling $9.5 million and $9.8 million, respectively, included in other investments in the accompanying consolidated statement of financial position. The main investments are 1.8% of MBRD and 3.14% of Sistema Mass-Media ("SMM"), subsidiaries of Sistema.

        Sky Link and subsidiaries—In 2009, Sky Link, an affiliate of Sistema, repaid the Group $14.3 million of outstanding indebtedness, which resulted in partial reversal of a provision for uncollectible loans recorded by the Group in 2007 and recognition of a gain of $4.3 million in the accompanying consolidated statement of operations for the year ended December 31, 2009. In the year ended December 31, 2010, Sky Link and its subsidiaries ceased to be related to the Group.

        Sitronics—During the years ended December 31, 2011, 2010 and 2009, the Group acquired from Sitronics and its subsidiaries telecommunications equipment, software and billing systems (FORIS) for approximately $503.2 million, $272.6 million and $190.1 million, respectively. In addition during the years ended December 31, 2011, 2010 and 2009, the Group purchased SIM cards and prepaid phone cards for approximately $79.5 million, $29.9 million and $32.4 million, respectively, and incurred expenses of $48.0 million, $56.6 million and $52.2 million, respectively, under an IT consulting agreement.

        As of December 31, 2011 and 2010 the advances given to Sitronics and its subsidiaries amounted to $57.6 million and $144.6 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.

        Maxima Advertising Agency ("Maxima")—During the years ended December 31, 2011, 2010 and 2009, the Group had agreements for advertising services with Maxima, a subsidiary of Sistema. Advertising costs related to Maxima for the years ended December 31, 2011, 2010 and 2009, amounted to $81.9 million, $76.2 million and $102.0 million, respectively.

        Mediaplanning—During the years ended December 31, 2011, 2010 and 2009, the Group entered into a number of agreements to purchase advertising services with Mediaplanning, a subsidiary of Sistema. Related advertising costs recorded for the years ended December 31, 2011, 2010 and 2009 amounted to $1.0 million, $59.2 million and $23.8 million, respectively. In the year ended December 31, 2011, the Group ceased its relationship with this contractor.

        Svyazinvest—The Group has entered into various agreements with Svyazinvest and its subsidiaries relating to the provision of interconnect and other services. In connection therewith, during the years ended December 31, 2010 and 2009, we incurred expenses of $29.2 million and $29.0 million, respectively, payable to Svyazinvest, and accrued revenues of $33.9 million and $43.2 million, respectively, from Svyazinvest. During the year ended December 31, 2010 Svyazinvest ceased to be related to the Group (Note 14).